Segment information	12 Months Ended
Dec. 31, 2019
Segment information
Segment information

4.   Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and impairment, and other financial items (gain (loss) on debt extinguishment, gain (loss) on derivative instruments and other items, net). Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs, interest income from advances to joint ventures and interest expense related to the outstanding balance on the $85 million revolving credit facility, the $385 million facility, and the seller’s credit note, repaid in October 2017, are included in “Other.”

For the years ended December 31, 2019, 2018 and 2017, Majority held FSRUs includes the financing lease related to the PGN FSRU Lampung and the operating leases related to the Höegh Gallant and the Höegh Grace.

As of December 31, 2019, 2018 and 2017, Joint venture FSRUs include two 50% owned FSRUs, the Neptune and the Cape Ann, that operate under long term time charters with one charterer.

The accounting policies applied to the segments are the same as those applied in the consolidated financial statements, except that i) Joint venture FSRUs are presented under the proportional consolidation method for the segment note and under equity accounting for the consolidated financial statements, ii) internal interest income and interest expense between the Partnership’s subsidiaries that eliminate in consolidation are not included in the segment columns for the other financial income (expense), net line and iii) non-controlling interest in Segment EBITDA is subtracted in the segment note to reflect the Partnership’s interest in Segment EBITDA as the Partnership’s segment profit measure, Segment EBITDA. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting. On January 1, 2017, the Partnership began consolidating its acquired 51% interest in the Höegh Grace entities. Since the Partnership obtained control of the Höegh Grace entities on that date, it consolidated 100% of the revenues, expenses, assets and liabilities of the Höegh Grace entities and the interest not owned by the Partnership was reflected as non-controlling interest in net income and non-controlling interest in total equity under US GAAP. Management monitored the results of operations of the Höegh Grace entities based on the Partnership’s  51% interest in Segment EBITDA of such entities and, therefore, subtracted the non-controlling interest in Segment EBITDA to present Segment EBITDA. The adjustment to non-controlling interest in Segment EBITDA is reversed to reconcile to operating income and net income in the segment presentation. On December 1, 2017, the Partnership acquired the remaining 49% ownership interest in the Höegh Grace entities and, as of that date, there was no longer a non-controlling interest in the Höegh Grace entities.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the years ended December 31, 2019, 2018 and 2017.

	Year ended December 31, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$145,321	42,433	—	187,754	(42,433)	(1)	$145,321
Other revenue	115	—	—	115		(1)	115
Total revenues	145,436	42,433	—	187,869			145,436
Operating expenses (2)	(34,266)	(9,044)	(6,465)	(49,775)	9,044	(1)	(40,731)
Equity in earnings (losses) of joint ventures	—	—	—	—	6,078	(1)	6,078
Segment EBITDA	111,170	33,389	(6,465)	138,094
Depreciation, amortization and impairment	(21,477)	(10,030)	—	(31,507)	10,030	(1)	(21,477)
Operating income (loss)	89,693	23,359	(6,465)	106,587			89,306
Gain (loss) on debt extinguishment	1,030	—	—	1,030		(1)	1,030
Gain (loss) on derivative instruments	—	(5,209)	—	(5,209)	5,209	(1)	—
Other financial income (expense), net	(12,511)	(12,072)	(17,809)	(42,392)	12,072	(1)	(30,320)
Income (loss) before tax	78,212	6,078	(24,274)	60,016	—		60,016
Income tax expense	(7,278)	—	3	(7,275)	—		(7,275)
Net income (loss)	$70,934	6,078	(24,271)	52,741	—		$52,741
Preferred unitholders’ interest in net income	—	—	—	—	13,850	(3)	13,850
Limited partners’ interest in net income (loss)	$70,934	6,078	(24,271)	52,741	(13,850)	(3)	$38,891
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)

The Partnership’s Indonesian subsidiary was assessed a property tax and penalties of $3.0 million by the Indonesian authorities for the period from 2015 through 2019. The retroactive assessment was as a result of the issuance of a new regulation in 2019, defining FSRUs as subject to the existing Indonesian property tax law.  The property tax and penalties were recorded as a component of vessel operating expenses.

(3)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	As of December 31, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$640,431	252,789	—	893,220	(252,789)	(1)	$640,431
Net investment in financing lease	278,904	—	—	278,904	—		278,904
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,831	3,831	—		3,831
Total assets	996,201	284,174	16,599	1,296,974	(284,174)	(1)	1,012,800
Accumulated earnings of joint ventures	—	—	50	50	3,220	(1)	3,270
Expenditures for vessels & equipment	211	195	—	406	(195)	(2)	211
Expenditures for drydocking	3,107	913	—	4,020	(913)	(2)	3,107
Impairment/retirement of equipment	—	(75)	—	(75)	75	(2)	—
Principal repayment financing lease	4,168	—	—	4,168	—		4,168
Amortization of above market contract	$3,631	—	—	3,631	—		$3,631
(1)

Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Year ended December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$144,952	43,169	—	188,121	(43,169)	(1)	$144,952
Other revenue	1,609	—	—	1,609		(1)	1,609
Total revenues	146,561	43,169	—	189,730			146,561
Operating expenses	(27,294)	(10,932)	(5,817)	(44,043)	10,932	(1)	(33,111)
Equity in earnings (losses) of joint ventures	—	—	—	—	17,938	(1)	17,938
Segment EBITDA	119,267	32,237	(5,817)	145,687
Depreciation and amortization	(21,146)	(9,725)	—	(30,871)	9,725	(1)	(21,146)
Operating income (loss)	98,121	22,512	(5,817)	114,816			110,242
Gain (loss) on derivative instruments	4,681	8,496	—	13,177	(8,496)	(1)	4,681
Other financial income (expense), net	(26,381)	(13,070)	(2,615)	(42,066)	13,070	(1)	(28,996)
Income (loss) before tax	76,421	17,938	(8,432)	85,927	—		85,927
Income tax expense	(8,253)	—	(52)	(8,305)	—		(8,305)
Net income (loss)	$68,168	17,938	(8,484)	77,622	—		$77,622
Preferred unitholders’ interest in net income	—	—	—	—	12,303	(2)	12,303
Limited partners’ interest in net income (loss)	$68,168	17,938	(8,484)	77,622	(12,303)	(2)	$65,319
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	As of December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$658,311	261,614	—	919,925	(261,614)	(1)	$658,311
Net investment in financing lease	283,073	—	—	283,073	—		283,073
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,536	3,536	—		3,536
Total assets	1,007,202	286,283	15,838	1,309,323	(286,283)	(1)	1,023,040
Accumulated losses of joint ventures	—	—	50	50	(2,858)	(1)	(2,808)
Expenditures for vessels & equipment	257	3,305	—	3,562	(3,305)	(2)	257
Expenditures for drydocking	—	2,490	—	2,490	(2,490)	(2)	—
Principal repayment financing lease	3,814	—	—	3,814	—		3,814
Amortization of above market contract	$3,631	—	—	3,631	—		$3,631
(1)

Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Year ended December 31, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$143,531	42,165	—	185,696	(42,165)	(1)	$143,531
Accrual historical boil-off claim	—	(11,850)	—	(11,850)	11,850	(1)(2)	—
Total revenues	143,531	30,315	—	173,846			143,531
Operating expenses	(27,612)	(8,628)	(6,089)	(42,329)	8,628	(1)	(33,701)
Construction contract expenses	(151)	—	—	(151)		(3)	(151)
Equity in earnings (losses) of joint ventures	—	—	—	—	5,139	(1)	5,139
Less: Non-controlling interest in Segment EBITDA	(19,210)	—	—	(19,210)	19,210	(4)	—
Segment EBITDA	96,558	21,687	(6,089)	112,156
Add: Non-controlling interest in Segment EBITDA	19,210	—	—	19,210	(19,210)	(4)	—
Depreciation and amortization	(21,054)	(9,815)	—	(30,869)	9,815	(1)	(21,054)
Operating income (loss)	94,714	11,872	(6,089)	100,497			93,764
Gain (loss) on derivative instruments	2,463	7,194	—	9,657	(7,194)	(1)	2,463
Other financial income (expense), net	(29,656)	(13,927)	(3,503)	(47,086)	13,927	(1)	(33,159)
Income (loss) before tax	67,521	5,139	(9,592)	63,068	—		63,068
Income tax benefit (expense)	(3,893)	—	15	(3,878)	—		(3,878)
Net income (loss)	$63,628	5,139	(9,577)	59,190	—		$59,190
Non-controlling interest in net income	10,408	—	—	10,408			10,408
Preferred unitholders’ interest in net income	—	—	—	—	2,480	(5)	2,480
Limited partners’ interest in net income (loss)	$53,220	5,139	(9,577)	48,782	(2,480)	(5)	$46,302
(1)

Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	For additional information, refer to note 18 under “Joint ventures claims and accruals.”
(3)	The warranty work for the Mooring was completed in 2017 resulting in additional expense of $0.2 million for the year ended December 31, 2017.
(4)

Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

(5)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

For the years ended December 31, 2019, 2018 and 2017, the percentage of consolidated total revenues from the following customers accounted for over 10% of the Partnership’s consolidated total revenues:

	Year ended December 31,
(in thousands of U.S. dollars)	2019	2018	2017
PT PGN LNG Indonesia	33%	33%	33%
Höegh LNG Egypt LLC	31%	31%	31%
Sociedad Portuaria El Cayao S.A. E.S.P.	36%	36%	36%